Cybersecurity Risk Management and Strategy (Details)	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management and Strategy Disclosure Abstract [Abstract]
Cybersecurity Risk Management Processes Integrated	true
Cybersecurity Risk Management Third Party Engaged	true
Cybersecurity Risk Third Party Oversight and Identification Processes	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant	true
Cybersecurity Risk Management Positions or Committees Responsible Report to Board	true